Risk/Return Detail Data - FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Concord Street Trust
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI Global ex U.S. Low Volatility Index Fund seeks to provide investment results that correspond to the total return of low volatility foreign developed and emerging markets stocks.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from July 25, 2024 to October 31, 2024, the fund's portfolio turnover rate was 204 % of the average value of its portfolio.
Portfolio Turnover, Rate	204.00%
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity Global ex U.S. Low Volatility Focus IndexSM. The Fidelity Global ex U.S. Low Volatility Focus IndexSM is designed to reflect the performance of a broad range of foreign developed and emerging markets equities that in the aggregate have lower volatility relative to the broader global ex U.S. equity market. The universe of equities for consideration in the index consists of the non-U.S. large- and mid-cap equities based on certain liquidity and investability requirements. The Fidelity Global ex U.S. Low Volatility Focus Index SM is constructed using Fidelity's rules-based proprietary index methodology. Equities are ranked and given a composite score based on two measures of volatility: low 5-year standard deviation of price returns and low 5-year beta. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price -to-earnings (P/E) ratio, price -to-book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the Fidelity Global ex U.S. Low Volatility Focus IndexSM. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | Fidelity SAI Global ex U.S. Low Volatility Index Fund | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Risk/Return:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%	[1]
Total annual operating expenses	0.22%
1 year	$ 23
3 years	$ 71

[1]	A Based on estimated amounts for the current fiscal year.